Selected Statements of Comprehensive Loss Data (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Expenses Net [Abstract]
Bank fees	$ 3	$ 2	$ 1
Exchange rate differences	38	(6)	11
Total financial expenses, net	$ 41	$ (4)	$ 12